DERIVATIVE LIABILITIES - Narrative Top-Up Rights (Details) - CAD ($) $ in Thousands		12 Months Ended	13 Months Ended
	Mar. 10, 2021	Sep. 30, 2024	Sep. 30, 2023
Disclosure of financial liabilities [line items]
Private placement (in shares)	14,584,098	17,322,915 [1]
Proportion of ownership interests held by non-controlling interests	19.90%
Liabilities		$ 101,871	$ 26,832
TOP-UP OPTIONS
Disclosure of financial liabilities [line items]
Liabilities	$ 2,740	6,338	130
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities		$ 6,208	$ 605

[1]	[1] The Company implemented a consolidation of its common shares in July 2023 and the number of common shares have been retrospectively adjusted. Refer to Note 1 for further information.